Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 28, 2022	Oct. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Significant Investments In Associates [Line Items]
Total comprehensive income			$ 205,917	$ (59,579)	$ (31,393)
Inspirock, Inc [Member] | Klarna Holding Plc. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Consideration received from acquisition		$ 3,865
Expenses netted off from consideration received		24
Cash consideration received partly		453
Cash consideration received amount held in escrow account		117
Consideration received in form of equity shares at the time of disposal of equity accounted investee		$ 3,412
Gain on discontinuation of equity accounted investment on disposal					$ 2,251
Simplotel Technologies Private Limited [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Gain on discontinuation of equity accounted investment on disposal	$ 2,017
Percentage of equity interest held	41.94%
Carrying amount of equity accounted investee	$ 1,517